Expense Example {- Fidelity Flex® Small Cap Fund} - 10.31 Fidelity Flex Small Cap Fund PRO-09 - Fidelity Flex® Small Cap Fund - Fidelity Flex Small Cap Fund-Default	Dec. 30, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none